Segments - Schedule of ING Group Total (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Underlying income
- Net interest income	€ 13,647	€ 13,241	€ 12,561
- Net commission income	2,710	2,433	2,318
Underlying expenditure
- Additions to loan loss provision	676	974
Taxation	2,539	1,705	1,924
Net result IFRS (continuing operations)	5,546	4,609	5,410
Total net result from discontinued operations		441	(76)
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	5,464	4,975	4,926
NN Group [member]
Underlying expenditure
Total net result from discontinued operations		441	(399)
Underlying [member]
Underlying expenditure
- Operating expenses	10,505	10,430	10,593
Taxation	2,418	2,064	1,953
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	5,516	5,300	5,095
Divestments [member]
Underlying expenditure
In accordance with IFRS-IASB (attributable to the equityholders of the parent)			(367)
Special items [member]
Underlying expenditure
- Operating expenses		(1,157)	(77)
Taxation	(121)	358	19
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	0	799	58
Insurance other [member]
Underlying expenditure
- Operating expenses			(4)
Taxation	1		5
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	52	(33)	42
ING Group [member]
Underlying expenditure
Net result IFRS (continuing operations)	5,464	4,534	5,341
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	5,464	4,975	4,926
ING Group [member] | NN Group [member]
Underlying expenditure
Total net result from discontinued operations		441	(738)
ING Group [member] | Voya [Member]
Underlying expenditure
Total net result from discontinued operations			323
ING Group [member] | Underlying [member]
Underlying income
- Net interest income	13,646	13,241	12,590
- Net commission income	2,714	2,433	2,320
- Total investment and other income	2,162	2,195	2,803
Total underlying income	18,521	17,869	17,713
Underlying expenditure
- Operating expenses	9,829	9,456	9,246
- Additions to loan loss provision	676	974	1,347
Total underlying expenses	10,505	10,430	10,593
Underlying result before taxation	8,016	7,439	7,120
Taxation	2,418	2,064	1,953
Non-controlling interests	82	75	72
Underlying net result	5,516	5,300	5,095
ING Group [member] | Divestments [member]
Underlying expenditure
Net result IFRS (continuing operations)			367
ING Group [member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)	0	(799)	(58)
ING Group [member] | Insurance other [member]
Underlying expenditure
Net result IFRS (continuing operations)	(52)	33	(42)
ING Group [member] | Intercompany eliminations between ING bank and NN Group4 [member]
Underlying expenditure
Net result IFRS (continuing operations)			(20)
ING Group [member] | ING Bank N.V. [member]
Underlying expenditure
Net result IFRS (continuing operations)	5,578	4,551	5,535
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	5,578	4,551	5,535
ING Group [member] | ING Bank N.V. [member] | Underlying [member]
Underlying income
- Net interest income	13,714	13,317	12,744
- Net commission income	2,714	2,434	2,320
- Total investment and other income	2,144	2,174	2,800
Total underlying income	18,572	17,925	17,864
Underlying expenditure
- Operating expenses	9,795	9,445	9,231
- Additions to loan loss provision	676	974	1,347
Total underlying expenses	10,472	10,419	10,578
Underlying result before taxation	8,100	7,506	7,286
Taxation	2,440	2,081	1,988
Non-controlling interests	82	75	72
Underlying net result	5,578	5,350	5,226
ING Group [member] | ING Bank N.V. [member] | Divestments [member]
Underlying expenditure
Net result IFRS (continuing operations)			367
ING Group [member] | ING Bank N.V. [member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)	0	(799)	(58)
ING Group [member] | Other banking [member]
Underlying expenditure
Net result IFRS (continuing operations)	(62)	(50)	(131)
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	(62)	(50)	(131)
ING Group [member] | Other banking [member] | Underlying [member]
Underlying income
- Net interest income	(68)	(76)	(154)
- Total investment and other income	17	21	3
Total underlying income	(51)	(56)	(151)
Underlying expenditure
- Operating expenses	34	11	15
Total underlying expenses	34	11	15
Underlying result before taxation	(84)	(67)	(166)
Taxation	(22)	(17)	(35)
Underlying net result	(62)	(50)	(131)
ING Group [member] | Total Banking [member]
Underlying expenditure
Net result IFRS (continuing operations)	5,516	4,501	5,404
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	5,516	4,501	5,404
ING Group [member] | Total Banking [member] | Underlying [member]
Underlying income
- Net interest income	13,646	13,241	12,590
- Net commission income	2,714	2,433	2,320
- Total investment and other income	2,162	2,195	2,803
Total underlying income	18,521	17,869	17,713
Underlying expenditure
- Operating expenses	9,829	9,456	9,246
- Additions to loan loss provision	676	974	1,347
Total underlying expenses	10,505	10,430	10,593
Underlying result before taxation	8,016	7,439	7,120
Taxation	2,418	2,064	1,953
Non-controlling interests	82	75	72
Underlying net result	5,516	5,300	5,095
ING Group [member] | Total Banking [member] | Divestments [member]
Underlying expenditure
Net result IFRS (continuing operations)			367
ING Group [member] | Total Banking [member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)	0	(799)	(58)
ING Group [member] | Legacy insurance [member]
Underlying expenditure
Net result IFRS (continuing operations)	(52)	33	(63)
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	(52)	474	(477)
ING Group [member] | Legacy insurance [member] | NN Group [member]
Underlying expenditure
Total net result from discontinued operations		441	(738)
ING Group [member] | Legacy insurance [member] | Voya [Member]
Underlying expenditure
Total net result from discontinued operations			323
ING Group [member] | Legacy insurance [member] | Insurance other [member]
Underlying expenditure
Net result IFRS (continuing operations)	€ (52)	€ 33	(42)
ING Group [member] | Legacy insurance [member] | Intercompany eliminations between ING bank and NN Group4 [member]
Underlying expenditure
Net result IFRS (continuing operations)			€ (20)